Other intangible assets (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss					₨ 8,542
Payment for the purchase of intellectual property rights	₨ 7,543	$ 92	₨ 4,389		2,820
Gain on sale of intangible assets			1,064
Branded And Generic Injectable Products [Member]
Disclosure of detailed information about intangible assets [line items]
Payment for the purchase of intellectual property rights	395	5
Asset acquisition milestone payments payable | $						$ 30
Lumify [Member]
Disclosure of detailed information about intangible assets [line items]
Payment for the purchase of intellectual property rights	722	9
Asset acquisition milestone payments payable | $						$ 3
Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	251
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	41
Global Generics and Other [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					2,071
gNuvaring [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					3,180
Carrying value of the asset					0
Xeglyze [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	3,291
Xeglyze [Member] | Others [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					3,291
Saxagliptin/metformin and phentermine and topiramate [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					1,587
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Interest costs capitalised	₨ 0		₨ 153
Discount rate applied to cash flow projections	8.00%					8.00%
Other Intangible Assets [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation			4.42%	4.42%
Other Intangible Assets [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation			4.89%	4.89%
Other Intangible Assets [Member] | Global Generic [Member] | Nimbus Health, GmbH [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 103
Other Intangible Assets [Member] | Global Generics and Other [Member] | Higher Than Expected Price Erosion And Increased Competition [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					₨ 484
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill	0		₨ 1,879
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0		4,435
Intangible assets under development [member] | Hatchtech Pty Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Disposals and derecognitions intangible assets other than goodwill upon settlement of civil litigation and arbitation relating to acquisition of product			4,498
Intangible assets under development [member] | Others [Member] | Citius Pharmaceuticals [Member]
Disclosure of detailed information about intangible assets [line items]
Upfront payment received			2,951	$ 40
Milestone payment receivable on indication regulatory approval	40
Additional milestone payment receivable on indication regulatory approval.	70
PPC-06 (Tepilamide Fumarate Extended Release Tablets) | Others [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			4,337
Other IPR&D and other intangible assets | Global Generics Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			₨ 174
Cidmus [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	₨ 4,633	$ 61